Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) from Continuing Operations Before Income Taxes

All of the loss from continuing operations before income taxes was taxable to Norway for the years ended December 31, 2013, 2012 and 2011 as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012	2011
Income (loss) before income taxes	$17,891	$2,006	$(17,578)

Schedule of Components of Current and Deferred Income Tax Expense (Benefit)

The significant components of current and deferred income tax expense (benefit) attributable to income from continuing operations for the years ended December 31, 2013 and 2012 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012	2011
Current tax expense	$686	$—	$—
Deferred tax expense (benefit)	2,141	1,261	(1,240)

Income tax expense (benefit)	2,827	1,261	(1,240)

Summary of Tax Rate Reconciliation

Income taxes attributable to income or loss from continuing operations was an income tax expense of $2,827 $1,261 and income tax benefit of $1,546 for the years ended December 31, 2013 and 2012, respectively, and differed from the amounts computed by applying the Norwegian ordinary income tax rate of 28% to pretax net income as a result of the following:

	Year Ended December 31,
(U.S. Dollars in thousands, except for tax rate)	2013	2012	2011
Income tax expense (benefit) at Norwegian ordinary tax regime(1)	$111	$562	$(4,922)
Income tax expense (benefit) at Norwegian tonnage tax regime	188	—	—
Adjustments for amounts not taxable under tonnage tax regime	—	(3,154)	(125)
Adjustments due to permanent differences	—	2,228	103
Translation differences (1)	(168)	(605)	(15)
Entrance tax into the Norwegian tonnage tax regime	2,696	—	—
Reduction in income tax benefit resulting from a change in valuation allowance	—	2,230	3,719

Income tax expense (benefit)	2,827	1,261	(1,240)

Effective tax rate	16%	63%	7%

(1)	These tax elements are related to the carve-out period in 2013, a total tax benefit of $57.

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 are presented below.

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012
Deferred tax assets:
Accrued guarantee commission	$—	$83
Contracts liabilities	—	814
Interest rate swaps	41	7,806
Prepaid charter and deferred revenue	—	49
Tax loss carry forward for ordinary tax	—	13,963
Financial loss carry forwards for tonnage tax	7,718	5,788

Total deferred tax asset	7,759	28,503
Less valuation allowance	(7,759)	(11,922)

Net deferred tax asset	—	16,581

Deferred tax liabilities:
Vessel and equipment	—	17,999
Long-term debt	—	1,003
Contract Liabilities	—	9
Entrance tax	2,141	—
Deferred debt issuance cost	—	377

Total deferred tax liabilities	2,141	19,388

Net deferred tax liabilities	$2,141	$2,807

The net deferred tax liability is classified in the combined carve-out balance sheet as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012
Current deferred tax asset	$—	$290
Non-current deferred tax liabilities	(2,141)	(3,097)

Net deferred tax liabilities	(2,141)	(2,807)

Changes in the net deferred tax liabilities at December 31, 2013 and 2012 are presented below:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012
Net deferred tax liabilities at January 1	$2,807	$1,546
Change in temporary differences	111	2,257
Benefit of loss carried forward ordinary tax	—	(935)
Benefit of loss carried forward tonnage tax	—	(1,686)
Change in valuation allowance	—	2,230
Translation differences	(168)	(605)
Elimination of deferred tax not transferred to the partnership	(2,750)	—
Changes in temporary differences after the IPO date	2,141	—

Net deferred tax liabilities at December 31	2,141	2,807